UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |x|; Amendment Number: 2

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Libra Advisors, LLC

Address: 777 Third Avenue
         27th Floor
         New York, NY  10017

13F File Number:  028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Renfield-Miller
Title:     Chief Compliance Officer
Phone:     212-350-4283

Signature, Place, and Date of Signing:

/s/ Douglas Renfield-Miller          New York, NY           September 26, 2012
----------------------------    -----------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[_]   13F NOTICE.

[_]   13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $281,978
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-10573                     Libra Fund, LP

2    028-10574                     Libra Associates, LLC



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                                                         FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5      COLUMN 6        COLUMN 7     COLUMN 8

                              TITLE                       VALUE     SHARES    SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (x1,000)  PRN/AMT   PRN  CALL  DISCRETION      MGRS     SOLE   SHARED NONE
--------------                --------        ------      --------  -------   ---  ----  ----------      ----     ----   ------ ----
ADVANTAGE OIL & GAS LTD       COM             00765F101    4,572    1,549,500 SH         Shared-Defined  1,2      1,549,500
AGNICO EAGLE MINES LTD        COM             008474108   23,508      579,511 SH         Shared-Defined  1,2        579,511
BANRO CORP                    COM             066800103    1,503      409,770 SH         Shared-Defined  1,2        409,770
BARRICK GOLD CORP             COM             067901108   13,075      348,033 SH         Shared-Defined  1,2        348,033
BARRICK GOLD CORP             COM             067901108    4,736      101,150 SH         Shared-Defined  2          101,150
BRIGUS GOLD CORP              COM             109490102    2,423    2,831,800 SH         Shared-Defined  1,2      2,831,800
CAMECO CORP                   COM             13321L108    1,054       45,000 SH         Shared-Defined  2           45,000
CANADIAN PAC RY LTD           COM             13645T100      507        8,000 SH         Shared-Defined  2            8,000
CENOVUS ENERGY INC            COM             15135U109    1,058       30,000 SH         Shared-Defined  2           30,000
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109   29,486      594,841 SH         Shared-Defined  2          594,841
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109    8,201      150,000 SH         Shared-Defined  Sole       150,000
CLAUDE RES INC                COM             182873109    5,312    8,308,160 SH         Shared-Defined  1,2      8,308,160
ENCANA CORP                   COM             292505104    1,022       50,000 SH         Shared-Defined  2           50,000
EXETER RES CORP               COM             301835104    2,738    1,733,788 SH         Shared-Defined  1,2      1,733,788
EXTORRE GOLD MINES LTD        COM             30227B109      622      150,300 SH         Shared-Defined  1,2        150,300
GOLDCORP INC NEW              COM             380956409   23,797      631,168 SH         Shared-Defined  1,2        631,168
GRAN TIERRA ENERGY INC        COM             38500T101   14,955    3,052,995 SH         Shared-Defined  1,2      3,052,995
LAKE SHORE BANCORP INC        COM             510728108    4,485    5,010,600 SH         Shared-Defined  1,2      5,010,600
LONCOR RESOURCES INC          COM             54179W101      533      638,300 SH         Shared-Defined  1,2        638,300
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100    3,397       75,896 SH         Shared-Defined  1,2         75,896
MICROSOFT CORP                COM             594918104    3,528      115,348 SH         Shared-Defined  1,2        115,348
MICROSOFT CORP                COM             594918104   28,361    1,123,210 SH         Shared-Defined  2        1,123,210
MICROSOFT CORP                COM             594918104   20,266      662,491 SH         Shared-Defined  Sole       662,491
NEWMONT MINING CORP           COM             651639106   12,017      247,728 SH         Shared-Defined  1,2        247,728
NEWMONT MINING CORP           COM             651639106   24,105      436,521 SH         Shared-Defined  2          436,521
NOVADAQ TECHNOLOGIES INC      COM             66987G102    3,062      568,100 SH         Shared-Defined  1,2        568,100
POSTROCK ENERGY CORP          COM             737525105      360      231,004 SH         Shared-Defined  1,2        231,004
POTASH CORP SASK INC          COM             73755L107    1,154       25,000 SH         Shared-Defined  2           25,000
QUATERRA RES INC              COM             747952109    1,996    5,636,734 SH         Shared-Defined  1,2      5,636,734
REVETT MINERALS INC           COM NEW         761505205    6,811    2,070,154 SH         Shared-Defined  1,2      2,070,154
RUBICON MINERALS CORP         COM             780911103    6,288    2,055,500 SH         Shared-Defined  1,2      2,055,500
SILVER WHEATON CORP           COM             828336107      915       34,118 SH         Shared-Defined  1,2         34,118
SOUTHWESTERN ENERGY CO        COM             845467109    1,380       43,233 SH         Shared-Defined  1,2         43,233
TECK RESOURCES LTD            CL B            878742204      543       15,000 SH         Shared-Defined  2           15,000
THOMPSON CREEK METALS CO INC  COM             884768102      150       47,060 SH         Shared-Defined  1,2         47,060
YAMANA GOLD INC               COM             98462Y100   24,058    1,556,820 SH         Shared-Defined  1,2      1,556,820

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